THE MANAGERS FUNDS


              Supplement dated May 30, 2002
              to the Prospectus and Statement
                of Additional Information
                    dated May 1, 2002


   The following information supersedes that contained in the Prospectus and Statement of Additional Information solely with respect to the following Fund:

MANAGERS SMALL COMPANY FUND

     Effective May 30, 2002,  HLM Management Co., Inc. will
no longer serve  as sub-adviser   to  Managers  Small
Company  Fund.   The Fund will continue to be managed by
its other sub-adviser, Kalmar Investment Advisers.




May 30, 2002